Going Concern (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Going Concern (Textual)
Accumulated deficit	$ (13,001,117)		$ (12,209,446)	$ (15,776,598)
Net loss	(873,317)	$ (713,622)	(4,101,303)	(4,242,860)
Working capital deficiency	$ 10,907,973		$ 10,421,310	$ 1,756,915